Financial Instruments and Financial Risk Management - Additional Information (Details) - EUR (€)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2024
Disclosure of fair value measurement [abstract]
Increase (decrease) in fair value recorded through Finance cost, net	€ 1,800,000	€ (7,100,000)
Percentage of yield volatility		40.00%
Percentage of credit spread		1.26%
Percentge of increase decrease in yield volatility		2.50%
Increase/decrease in fair value		€ 1,100,000
Transfers out of level 1 into level 2 of fair value hierarchy, liabilities held at end of reporting period		€ 0	€ 0